Amounts due from related companies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	$ 156,826	$ 324,337
Dunhua Acer Truncatum Seedling Planting Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	(0)	169,212
Zhong Yuan Nervonic Acid Bio Technology Co. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	156,826	77,506
Ai Rui Tai Ke Fertilizer Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	(0)	53,791
Zhong Yuan Bo Rui Biotechnology Zhuhai Hengqin Co Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due from related parties	$ (0)	$ 23,828